Bow River Capital Evergreen Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Fair Value
Private Investments - 75.3%
Credit Co-Investments - 6.0%
Ashgrove Speciality Lending Investments I, 9.92% (SONIA + 8.25%), 4/9/2026, principal GBP 1,000,000[1,4]	$915,654
Ashgrove Speciality Lending Investments I, DAC, 8.87% (SONIA + 8.50%, 0.25% Floor), 6/30/2026, principal GBP 2,500,000[1,4]	1,742,013
CL Oliver Co-Invest I, LP1,2,3	2,060,640
Ecoville Investments Limited, 9.50%, 1/11/24, principal $2,000,000[1,4]	2,002,500
Palmer Square Loan Funding 2021-3, Ltd.[1,4]	973,443
Polaris Newco, 9.00% (LIBOR + 8.00%, 1.00% Floor), 6/4/2029, principal $2,000,000[1,4]	1,980,000
Sand Trust Series 21-1A - Class SUB[1,4]	908,159
US Hospitality Publishers, Inc., 8.00% (LIBOR + 7.00%, 1.00% Floor), 12/18/2025, principal $2,000,000[1,4]	1,707,211
VCPF III Co-Invest 1-A, LP1,3	2,569,539
Total Credit Co-Investments (Cost $15,812,129)	14,859,159

Equity Co-Investments - 27.5%
ACP Hyperdrive Co-Invest, LLC[1,2,3]	2,500,000
AP DSB Co-Invest II, LP1,2,3	3,553,149
Ashgrove Speciality Lending Investments I, DAC[1,2,4]	444,265
Biloxi Co-Investment Partners, LP1,2,3	1,679,290
BW Colson Co-Invest Feeder (Cayman), LP1,2,3	4,236,814
Corsair Amore Investors, LP1,2,3	5,025,000
Coyote 2021, LP1,2,3	7,634,095
Enak Aggregator, LP1,2,4	2,622,616
Falcon Co-Investment Partners, LP1,2,3	2,895,769
ISH Co-Investment Aggregator, LP1,2,3	2,330,132
OceanSound Partners Co-Invest II, LP - Series B1,2,3,5	2,491,372
Onex OD Co-Invest, LP1,2,3	4,331,938
Palms Co-Investment Partners, LP1,2,3	3,809,524
Project Stream Co-Invest Fund, LP1,2,3	2,231,563
SEP Hamilton III Aggregator, LP1,2,3	6,364,169
SEP Skyhawk Fund III Aggregator, LP1,2,3	529,660
The Global Atlantic Financial Group, LLC[1,2,4]	3,885,000
Veregy Parent, LLC[1,2,4]	3,000,000
WestCap Cerebral Co-Invest 2021, LLC[1,2,3]	659,897
WestCap LoanPal Co-Invest 2020, LLC[1,2,3]	5,712,578
Wildcat 21 Co-Invest Fund, LP1,2,3	2,250,053
Total Equity Co-Investments (Cost $51,587,235)	68,186,884

Primary Funds - 17.6%
Ashgrove Speciality Lending Fund I SCSp RAIF[1,2,3]	538,039
Avista Capital Partners V, LP1,2,3	4,392,329
Coller Credit Opportunities I - B, LP1,3	1,232,048
EnCap Energy Transition Fund 1-A, LP1,2,3	3,376,918
FFL Capital Partners V, LP1,2,3	3,697,385
Grain Spectrum Holdings III (Cayman), LP1,2,3	2,366,652
Lynx EBO Fund I (A), LLC[1,2,3]	1,613,206
OceanSound Partners Fund, LP1,2,3	2,842,884
Onex Structured Credit Opportunities International Fund I, LLC[1,3]	1,524,823
Overbay Fund XIV Offshore, LP1,2,4	2,381,676
Sumeru Equity Partners Fund III, LP1,2,3	2,685,939
WestCap Strategic Operator Fund II, LP1,2,3	2,709,348
WestCap Strategic Operator U.S. Feeder Fund, LP1,2,4	9,117,762
Whitehorse Liquidity Partners IV, LP1,2,3	4,153,055
Whitehorse Liquidity Partners V, LP1,2,3	881,508
Total Primary Funds (Cost $29,046,430)	43,513,572

Private Investment Funds - 10.3%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,3	4,664,804
Post Limited Term High Yield Fund, LP1,2,3	5,704,885
Ruffer Absolute Institutional, Ltd.[1,2,3]	4,822,561
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,2,3]	5,784,027
Voloridge Fund, LP1,2,3	4,590,597
Total Private Investment Funds (Cost $25,213,485)	25,566,874

Secondary Funds - 13.9%
Adams Street 2009 Direct Fund, LP1,2,4	38,195
Adams Street 2010 Direct Fund, LP1,2,4	37,815
Adams Street 2011 Direct Fund, LP1,2,4	54,146
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,4	149,074
Adams Street 2011 U.S. Fund, LP1,2,4	326,951
Adams Street 2013 Direct Fund, LP1,2,4	1,900,279
Adams Street 2014 Global Fund, LP1,2,4	950,066
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,4	131,814
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,4	269,099
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,4	133,961
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,4	283,892
APS (Feeder) 2017 Global Fund, LP1,2,4	724,240
BRCE SPV I, LLC[1,4]	242,239
Coller Credit Opportunities I - Annex I, SLP[1,3]	3,139,836
Coller International Partners VI Feeder Fund, LP - Class A1,2,4	1,204,104
Coller International Partners VII Feeder Fund, LP - Series B1,2,4	2,099,276
Forrest Holdings I, LP - Class B1,2,4	476,094
Global Infrastructure Partners II-C, LP1,2,3	1,209,974
Graphite Capital Partners VIII D, LP1,2,4	3,728,925
KH Aggregator, LP1,2,3	5,368,672
Overbay Fund XIV (AIV III), LP1,2,4	2,556,201
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	4,535,375
Porcupine Holdings, LP - Class A1,2,3	3,134,157
Porcupine Holdings, LP - Class B1,2,4	1,693,830
Total Secondary Funds (Cost $18,905,383)	34,388,215
Total Private Investments (Cost $140,564,662)	186,514,704

Exchange Traded Funds - 1.2%
Equity Funds - 1.2%
Core Alternative ETF, shares 100,000	3,067,000
Total Exchange Traded Funds (Cost $3,047,500)	3,067,000

Short-Term Investments - 25.7%
UMB Money Market Fidicuary, 0.01%, shares 4,950,000[6,7]	4,950,000
Goldman Sachs Financial Square Government Fund - Institutional Class, 1.35%, shares 58,627,155[6]	58,627,155
Total Short-Term Investments (Cost $63,577,155)	63,577,155

Total Investments (Cost $207,189,317) - 102.2%	$253,158,859
Liabilities in excess of other assets - (2.2%)	(5,330,490)
Net Assets - 100%	$247,828,369

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $186,514,704, which represents 75.3% of total net assets of the Fund. Please refer to Restricted Securities, in the Notes to the Schedule of Investments.

[2]	Non-income producing.

[3]	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.

[4]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $53,215,875, which represents 21.5% of total net assets of the Fund.

[5]	Affiliated investment for which ownership exceeds 10% of the investment's capital. Please refer to Affiliated Investments, in the Notes to the Schedule of Investments.

[6]	Rate disclosed represents the seven day yield as of the Fund's period end.

[7]	The UMB Money Market Fidicuary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On June 30, 2022, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell	Value	Unrealized Depreciation
September 30, 2022	Bannockburn Global Forex, LLC	USD	GBP	$1,822,500	GBP 1,500,000	$1,828,650	(6,150)
							(6,150)

Bow River Capital Evergreen Fund

Summary of Investments

June 30, 2022

Security Type/Geographic Region	Percent of Total Net Assets
Private Investments
North America	56.9%
Global	13.6%
Europe	4.0%
Asia	0.8%
Total Private Investments	75.3%
Exchange Traded-Funds
North America	1.2%
Total Exchange Traded-Funds	1.2%
Short-Term Investments	25.7%
Total Investments	102.2%
Liabilities in excess of other assets	-2.2%
Net Assets	100.0%

See accompanying notes to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the schedule of investments

June 30, 2022 (unaudited)

Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2022 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2022	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value June 30, 2022	Investment Income
OceanSound Partners Co-Invest II, LP - Series B	$2,491,234	$-	$-	$138	$-	$2,491,372	$-
Overbay Fund XIV Offshore (AIV), LP	5,181,429	-	(382,768)	(263,286)	-	4,535,375	-
Total Non-Controlled Affiliates	$7,672,663	$-	$(382,768)	$(263,148)	$-	$7,026,747	$-

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2022 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,510,024	$2,500,000	1.0%
Adams Street 2009 Direct Fund, LP	April 1, 2022	42,276	38,195	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	42,159	37,815	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	60,931	54,146	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	144,130	149,074	0.1%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	233,526	326,951	0.1%
Adams Street 2013 Direct Fund, LP	April 1, 2022	1,831,362	1,900,279	0.8%
Adams Street 2014 Global Fund, LP	April 1, 2022	929,155	950,066	0.4%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	108,725	131,814	0.1%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	219,399	269,099	0.1%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	114,390	133,961	0.1%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	224,828	283,892	0.1%
AP DSB Co-Invest II, LP	July 30, 2021	1,799,272	3,553,149	1.4%
APS (Feeder) 2017 Global Fund, LP	April 1, 2022	814,673	724,240	0.3%
Ashgrove Speciality Lending Fund I SCSp RAIF	December 17, 2021	577,589	538,039	0.2%
Ashgrove Speciality Lending Investments I	July 8, 2021	979,081	915,654	0.4%
Ashgrove Speciality Lending Investments I, DAC	April 7, 2022	1,876,722	1,742,013	0.7%
Ashgrove Speciality Lending Investments I, DAC	April 7, 2022	477,599	444,265	0.2%
Avista Capital Partners V, LP	March 16, 2021	3,503,732	4,392,329	1.8%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,458,481	1,679,290	0.7%
BRCE SPV I, LLC	May 22, 2020	52,838	242,239	0.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	4,236,814	1.7%
CL Oliver Co-Invest I, LP	May 27, 2021	2,007,675	2,060,640	0.8%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,676,667	3,139,836	1.2%
Coller Credit Opportunities I - B, LP	January 5, 2022	1,146,843	1,232,048	0.5%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	273,653	1,204,104	0.5%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	260,522	2,099,276	0.8%
Corsair Amore Investors, LP	May 27, 2022	5,029,000	5,025,000	2.0%
Coyote 2021, LP	March 29, 2021	2,613,058	7,634,095	3.1%
Ecoville Investments Limited	February 24, 2022	1,986,967	2,002,500	0.8%
Enak Aggregator, LP	January 18, 2022	2,861,507	2,622,616	1.1%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	2,356,682	3,376,918	1.4%
Falcon Co-Investment Partners, LP	January 26, 2022	2,908,067	2,895,769	1.2%
FFL Capital Partners V, LP	June 16, 2022	2,525,169	3,697,385	1.5%
Forrest Holdings I, LP - Class B	March 17, 2021	-	476,094	0.2%
Global Infrastructure Partners II-C, LP	January 14, 2022	290,449	1,209,974	0.5%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,422,271	2,366,652	1.0%
Graphite Capital Partners VIII D, LP	June 30, 2020	592,517	3,728,925	1.5%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,330,132	0.9%
KH Aggregator, LP	November 30, 2020	3,643,177	5,368,672	2.2%
Lynx EBO Fund I (A), LLC	December 18, 2020	1,152,410	1,613,206	0.6%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	2,519,844	2,491,372	1.0%
OceanSound Partners Fund, LP	December 27, 2021	2,225,234	2,842,884	1.1%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	4,331,938	1.7%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	1,355,403	1,524,823	0.6%
Overbay Fund XIV (AIV III), LP	March 26, 2021	1,247,915	2,556,201	1.0%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	506,065	4,535,375	1.8%
Overbay Fund XIV Offshore, LP	January 22, 2021	1,478,019	2,381,676	1.0%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	2,004,000	973,443	0.4%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,524	3,809,524	1.5%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,664,804	1.9%
Polaris Newco	June 18, 2021	1,944,556	1,980,000	0.8%
Porcupine Holdings, LP - Class A	December 29, 2021	2,585,514	3,134,157	1.3%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,693,830	0.7%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	5,704,885	2.3%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	2,231,563	0.9%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	5,004,000	4,822,561	1.9%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	5,004,000	5,784,027	2.3%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	908,159	0.4%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,364,169	2.6%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	529,660	0.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,239,278	2,685,939	1.1%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,506,645	3,885,000	1.6%
US Hospitality Publishers, Inc.	January 11, 2021	1,735,819	1,707,211	0.7%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,361,147	2,569,539	1.0%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,000,000	1.2%
Voloridge Fund, LP	November 1, 2020	5,000,000	4,590,597	1.8%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	255,536	659,897	0.3%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,434,363	5,712,578	2.3%
WestCap Strategic Operator Fund II, LP	July 31, 2021	2,517,867	2,709,348	1.1%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,304,128	9,117,762	3.7%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,707,292	4,153,055	1.7%
Whitehorse Liquidity Partners V, LP	February 4, 2022	534,513	881,508	0.4%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,261	2,250,053	0.9%
		$140,564,662	$186,514,704	75.3%